Annual Total Returns - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor New Insights Fund - Class A
Bar Chart Table:
Annual Return 2013	32.36%
Annual Return 2014	9.20%
Annual Return 2015	2.39%
Annual Return 2016	6.31%
Annual Return 2017	27.98%
Annual Return 2018	(4.42%)
Annual Return 2019	29.15%
Annual Return 2020	23.64%
Annual Return 2021	24.30%
Annual Return 2022	(27.48%)